Additional information - Financial Statement Schedule I (Details) £ / shares in Units, £ in Thousands	12 Months Ended
	Jun. 30, 2024 GBP (£) $ / shares	Jun. 30, 2024 GBP (£) £ / shares	Jun. 30, 2023 GBP (£) $ / shares	Jun. 30, 2023 GBP (£) £ / shares	Jun. 30, 2022 $ / shares	Jun. 30, 2022 £ / shares
Condensed financial information
Borrowings	£ 546,621	£ 546,621	£ 613,296	£ 613,296
Dividends recognised as distributions to owners per share | (per share)	£ 0	£ 0	£ 0	£ 0	$ 0.27	£ 0.21
Red Football Limited
Condensed financial information
Dividend limit in relation to consolidated net income under restricted payment covenants	50.00%	50.00%
Parent
Condensed financial information
Dividends recognised as distributions to owners per share | (per share)	£ 0	£ 0	£ 0	£ 0	$ 0.27	£ 0.21